Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 26,419	$ 27,544
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,191	25,515
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,228	$ 2,029